Long-term debt - Narrative (Details) $ in Millions, $ in Millions									3 Months Ended		12 Months Ended
	Feb. 12, 2026 CAD ($)	Dec. 08, 2025 CAD ($)	Aug. 28, 2025 CAD ($)	Aug. 19, 2025 CAD ($)	Jun. 12, 2025 CAD ($)	Mar. 27, 2025 CAD ($)	Mar. 27, 2025 USD ($)	Feb. 18, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Aug. 28, 2025 USD ($)	Aug. 20, 2025 CAD ($)	Aug. 20, 2025 USD ($)	Aug. 14, 2025 CAD ($)	Aug. 01, 2025 CAD ($)	Aug. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 27, 2025 USD ($)	Feb. 18, 2025 USD ($)	May 24, 2024 CAD ($)	Feb. 15, 2024 CAD ($)	Feb. 15, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Gain (loss) on debt redemption									$ 91	$ 266	$ 249	$ 0
Early repayments of non-current borrowings					$ 602	$ 903	$ 633
Ziply Fiber
Disclosure of detailed information about borrowings [line items]
Borrowings																	$ 2,680	$ 1,940
Series M-41 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 750
Borrowings, principal amount, repurchased		750
Gain (loss) on debt redemption		$ (1)
Series M-41 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.55%
Secured Fiber Network Revenue Term Notes | Ziply Fiber
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,192										$ 1,594
Borrowings, principal amount, repurchased			2,300										$ 1,672
Gain (loss) on debt redemption			$ (109)
Secured Fiber Network Revenue Funding Notes | Ziply Fiber
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 509	$ 367
Borrowings, principal amount, repurchased														$ 509	$ 367
Series M-55 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 90
Borrowings, principal amount, repurchased				6
Gain (loss) on debt redemption				1
Notional amount				$ 7
Series M-55 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.05%
Series M-64 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 400
Series M-64 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																3.65%
Series M-65 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 500
Series M-65 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																4.30%
Series M-66 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 600
Series M-66 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																4.70%
Series M-67 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 500
Series M-67 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																5.25%
Total non-committed credit facilities | Bell Mobility Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings, principal amount, repurchased									$ 819										$ 600
Series M-39 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings					500
Borrowings, principal amount, repurchased					$ 105
Series M-39 Medium-term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					4.35%
Series M-45 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 500
Borrowings, principal amount, repurchased					$ 100
Series M-45 Medium-term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					4.45%
Series M-51 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 119	1,250
Borrowings, principal amount, repurchased					$ 35	1,131
Early repayments of non-current borrowings						$ 896
Series M-51 Medium-term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					3.50%	3.50%														3.50%
Series M-55 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 550
Borrowings, principal amount, repurchased					$ 460
Series M-55 Medium-term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					4.05%
Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 856														$ 600
Borrowings, principal amount, repurchased						$ 249														$ 174
Series US-2 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						4.30%														4.30%
Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 713														$ 500
Borrowings, principal amount, repurchased						$ 112														$ 79
Series US-4 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.65%														3.65%
Series US-5 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 856														$ 600
Borrowings, principal amount, repurchased						$ 261														$ 183
Series US-5 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						2.15%														2.15%
Series US-6 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 927														$ 650
Borrowings, principal amount, repurchased						$ 273														$ 191
Series US-6 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.20%														3.20%
Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,070														$ 750
Borrowings, principal amount, repurchased						$ 310														$ 217
Series US-7 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.65%														3.65%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series C
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,250
Borrowings, interest rate, reset term						5 years	5 years
Borrowings, interest rate, term						5 years	5 years
Borrowings, redemption price, percentage						100.00%	100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series C | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						5.625%														5.625%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series C | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.95%														2.95%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,416													$ 1,000
Borrowings, interest rate, term								5 years
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								6.875%													6.875%
Borrowings, interest rate, reset term								5 years
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A | U.S. Treasury Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.39%													2.39%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,771													$ 1,250
Borrowings, interest rate, reset term								5 years
Borrowings, interest rate, term								5 years
Borrowings, redemption price, percentage								100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								7.00%													7.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B | U.S. Treasury Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.363%													2.363%
Series M-61 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																						$ 400
Series M-61 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																						5.60%
Series M-63 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																						$ 1,100
Series M-63 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																						5.15%
Series US -9 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																							$ 942	$ 700
Series US -9 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																							5.20%	5.20%
Series US -10 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount																							$ 1,009	$ 750
Series US -10 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																							5.55%	5.55%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series D | Public Offering
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 750
Borrowings, interest rate, term	5 years
Fixed-to-Fixed Rate Junior Subordinated Notes, Series D | Fixed interest rate | Public Offering
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.375%
Borrowings, interest rate, reset term	5 years
Fixed-to-Fixed Rate Junior Subordinated Notes, Series D | Government of Canada Yield | Public Offering
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.388%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series E | Public Offering
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 750
Borrowings, interest rate, term	5 years
Borrowings, redemption price, percentage	100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series E | Fixed interest rate | Public Offering
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.875%
Borrowings, interest rate, reset term	5 years
Fixed-to-Fixed Rate Junior Subordinated Notes, Series E | Government of Canada Yield | Public Offering
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.44%
Bottom of range
Disclosure of detailed information about borrowings [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements											30 days
Top of range
Disclosure of detailed information about borrowings [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements											60 days
Financial liabilities that are part of supplier finance arrangements
Disclosure of detailed information about borrowings [line items]
Supplier finance arrangement, term											5 years